UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.9%	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.9%
Albany Industrial Development Agency,
Civic Facility Revenue Bonds (CHF-
Holland Suites II, L.L.C. Project) (LOC;
TD Bank)	1.76	3/14/19	1,665,000	[a]	1,665,000
Albany Industrial Development Agency,
Civic Facility Revenue Bonds (Living
Resources Corporation Project) (LOC;
HSBC Bank USA)	1.77	3/14/19	3,530,000	[a]	3,530,000
Andover Central School District,
BAN	2.50	6/27/19	2,000,000		2,003,540
Babylon,
GO (New York Public Improvement
Serial Revenue Bonds)	3.50	4/1/19	100,000		100,161
Brookhaven,
GO, Refunding, Ser. A	4.00	3/15/19	125,000		125,102
Build New York City Resource
Corporation,
Revenue Bonds (Federation of
Protestant Welfare Agencies, Inc.
Project) (LOC; TD Bank)	1.84	3/14/19	4,600,000	[a]	4,600,000
Cohoes,
GO, Refunding	2.00	3/15/19	100,000		100,002
Columbia County Capital Resource
Corporation,
Civic Facility Revenue Bonds (The
Columbia Memorial Hospital Project)
(LOC; HSBC Bank USA)	1.79	3/14/19	3,075,000	[a]	3,075,000
Dryden Central School District,
BAN	2.75	6/27/19	3,700,000		3,708,663
Eden,
BAN	3.00	3/7/19	1,000,000		1,000,141
Erie County,
GO, Ser. A	5.00	4/1/19	185,000		185,527
Erie County Fiscal Stability Authority,
Revenue Bonds (New York Sales and
State Aid secured Bonds) Ser. C	4.13	3/15/19	125,000		125,116
Fabius-Pompey Central School District,
BAN, Ser. A	2.25	7/15/19	2,100,000		2,102,742
Franklin County Industrial Development
Agency,
Civic Facility Revenue Bonds (Trudeau
Institute, Inc. Project) (LOC; HSBC Bank
USA)	1.99	3/6/19	300,000	[a]	300,000
Freeport,
BAN, Ser. A	2.50	5/1/19	1,965,000		1,966,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.9% (continued)
Geneva Industrial Development Agency,
Civic Facility Revenue Bonds (The
Colleges of the Seneca Project) (LOC;
JPMorgan Chase Bank)	1.77	3/14/19	6,430,000	[a]	6,430,000
Glens Falls,
BAN	2.10	6/7/19	390,000		389,965
Glens Falls City School District,
BAN	2.75	6/27/19	2,400,000		2,405,381
ISLIP,
GO, Refunding	3.00	3/1/19	100,000		100,000
JPMorgan Chase Putters/Drivers Trust
(Ser. 5012),
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	1.75	3/5/19	495,000	[a,b]	495,000
Livingston County Industrial
Development Agency,
Civic Facility Revenue Bonds (Red
Jacket Center, Inc./Nicholas H. Noyes
Memorial Hospital Civic Facility) (LOC;
HSBC USA)	1.90	3/14/19	270,000	[a]	270,000
Marcellus Central School District,
BAN	2.50	6/28/19	4,513,190		4,523,085
Massapequa Union Free School District,
TAN	3.00	4/4/19	5,000,000		5,005,127
New Hartford Central School District,
BAN	2.50	6/20/19	1,500,000		1,502,591
New York City,
GO (LOC; Mizuho Bank, Ltd.)	1.71	3/8/19	3,300,000	[a]	3,300,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.73	3/8/19	5,000,000	[a]	5,000,000
New York City Capital Resource
Corporation,
Revenue Bonds (Loan Enhanced
Assistance Program - Cobble Hill Health
Center, Inc. Project) (LOC; Bank of
America)	1.76	3/14/19	685,000	[a]	685,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Ateret
Torah Center Project) (LOC; Wells
Fargo Bank)	1.78	3/14/19	2,475,000	[a]	2,475,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds
(Sephardic Community Youth Center,
Inc. Project) (LOC; M&T Trust)	1.79	3/14/19	1,700,000	[a]	1,700,000

Short-Term Investments - 99.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.9% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
Bonds (Liquidity Facility; Mizuho Bank,
Ltd.)	1.78	3/8/19	5,070,000	[a]	5,070,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds (Liquidity Facility;
Mizuho Bank, Ltd.)	1.78	3/8/19	4,065,000	[a]	4,065,000
New York Local Government Assistance
Corporation,
Revenue Bonds, Refunding, Ser. B	1.75	3/6/19	700,000	[a]	700,000
New York Local Government Assistance
Corporation,
Sub. LIEN Revenue Bonds, Refunding,
Ser. A	5.00	4/1/19	295,000		295,841
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.79	3/6/19	7,500,000	[a]	7,500,000
New York State Dormitory Authority,
Revenue Bonds (Catholic Health
System Obligated Group) (LOC; HSBC
Bank USA)	1.78	3/14/19	380,000	[a]	380,000
New York State Dormitory Authority,
Revenue Bonds (General Purpose), Ser.
A	5.00	3/15/19	300,000		300,375
New York State Dormitory Authority,
Revenue Bonds, Refunding (Catholic
Health System) (LOC; HSBC Bank USA
NA)	1.77	3/14/19	140,000	[a]	140,000
New York State Dormitory Authority,
Sales Tax Revenue Bonds, Refunding,
Ser. 2015B-A	5.00	3/15/19	200,000		200,260
New York State Dormitory Authority,
Sales Tax Revenue Bonds, Refunding,
Ser. A	5.00	3/15/19	525,000		525,688
New York State Dormitory Authority,
Sales Tax Revenue Bonds, Refunding,
Ser. C	5.00	3/15/19	3,000,000		3,004,068
New York State Environmental Facilities
Corporation,
Green Revenue Bonds, Ser. D	5.00	3/15/19	400,000		400,513
New York State Housing Finance Agency,
Housing Revenue Bonds (Baisley Park
Gardens) (LOC; Citibank NA)	1.77	3/6/19	10,965,000	[a]	10,965,000
New York State Urban Development
Corporation,
GO, Refunding, Ser. A	5.00	3/15/19	235,000		235,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 99.9% (continued)
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
Bonds	5.00	3/15/19	385,000		385,501
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
Bonds (State Facilities and Equipment)
(Liquidity Facility; JPMorgan Chase
Bank)	1.74	3/14/19	1,300,000	[a]	1,300,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue Bonds (Mohawk
Valley Network Inc. Obligated Group;
Faxton-Saint Luke's Healthcare) (LOC;
Bank of America)	1.85	3/14/19	5,120,000	[a]	5,120,000
Oswego County Industrial Development
Agency,
Civic Facility Revenue Bonds
(Springside at Seneca Hill, Inc. Project)
(LOC; M&T Trust)	1.84	3/14/19	820,000	[a]	820,000
Otsego County Industrial Development
Agency,
Civic Facility Revenue Bonds (Saint
James Retirement Community Project)
(LOC; M&T Trust)	1.79	3/14/19	380,000	[a]	380,000
Port Authority of New York & New Jersey	1.40	3/27/19	1,335,000		1,335,000
RBC Municipal Products Inc Trust,
GO (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)	1.77	3/14/19	1,000,000	[a,b]	1,000,000
Rockland County Industrial Development
Authority,
Revenue Bonds (Northern Manor
Multicare Center, Inc. Project) (LOC;
M&T Trust)	1.84	3/14/19	1,640,000	[a]	1,640,000
Romulus Central School District/NY,
BAN	2.50	8/2/19	3,300,000		3,307,637
South Jefferson Central School District,
BAN, Ser. A	2.50	7/10/19	3,000,000		3,005,626
Syracuse,
RAN, Ser. A	3.50	3/29/19	6,000,000		6,007,486
Tender Option Bond Trust Receipts (Ser.
2016-XF0520),
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding) (Liquidity Facility;
Royal Bank of Canada)), Trust Maturity
Date 5/15/2024	1.84	3/14/19	2,490,000	[a,b,c]	2,490,000

Short-Term Investments - 99.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 99.9% (continued)
Tender Option Bond Trust Receipts (Ser.
2016-ZF0464),
(New York Liberty Development
Corporation, Liberty Revenue Bonds (4
World Trade Center Project))
(Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of
Canada)), Trust Maturity Date
11/15/2019	1.79	3/14/19	3,375,000[a,b,c]	3,375,000
Tender Option Bond Trust Receipts (Ser.
2017-SF0598),
(New York Dorm Authority, Revenue
Bonds, Refunding (Memorial Sloan
Kettering Cancer Center) (Liquidity
Agreement; TD Bank NA)), Trust
Maturity Date 7/1/2047	1.77	3/14/19	1,000,000[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Ser.
2017-XF2481),
(Westchester County Local
Development Corporation, Revenue
Bonds, Refunding (Westchester
Medical Center) (LOC; Barclays Bank
PLC and Liquidity Facility; Barclays
Bank PLC)), Trust Maturity Date
11/1/2046	1.78	3/14/19	1,000,000[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Ser.
2018-XF0697),
(Port Authority of New York and New
Jersey, Revenue Bonds, Refunding
(Liquidity Agreement; Bank of Amercia
NA)), Trust Maturity Date 9/1/2043	1.77	3/14/19	2,910,000[a,b,c]	2,910,000
Tender Option Bond Trust Receipts (Ser.
2018-XF2656),
(Suffolk County Water Authority,
Revenue Bonds (Liquidity Agreement;
Citibank NA)), Trust Maturity Date
6/1/2026	1.76	3/14/19	2,400,000[a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Ser.
2018-XM0636),
(New York Urban Development
Corporation, Revenue Bonds,
Refunding (Liquidity Agreement;
JPMorgan Chase Bank NA)), Trust
Maturity Date 9/15/2025	1.77	3/14/19	3,750,000[a,b,c]	3,750,000
Tender Option Bond Trust Receipts (Ser.
2018-XM0692),
(New York Dorm Authority, Sales Tax
Revenue Bonds, Refunding (Liquidity
Agreement; Royal Bank of Canada)),
Trust Maturity Date 9/15/2026	1.77	3/14/19	4,000,000[a,b,c]	4,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 99.9% (continued)
Tender Option Bond Trust Receipts (Ser.
2018-XM0697),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Agreement; Bank of America
NA)), Trust Maturity Date 11/15/2042	1.89	3/14/19	5,865,000[a,b,c]	5,865,000
Tender Option Bond Trust Receipts (Ser.
2019-XM0724),
(New York Urban Development
Corporation, Revenue Bonds (Liquidity
Agreement; Royal Bank of Canada)),
Trust Maturity Date 9/15/2026	1.77	3/14/19	1,500,000[a,b,c]	1,500,000
Tender Option Bond Trust Receipts (Ser.
2047-XF0549),
(Hudson Yards Infrastructure
Corporation, 2nd Indenture Revenue
Bonds, Refunding (Liquidity
Agreement; TD Bank NA)), Trust
Maturity Date 2/15/2039	1.79	3/14/19	4,000,000[a,b,c]	4,000,000
Westbury Union Free School District,
BAN	2.75	4/30/19	1,900,000	1,902,489
Westchester County Industrial
Development Agency,
Civic Facility Revenue Bonds
(Westchester Arts Council, Inc. Project)
(LOC; Wells Fargo Bank)	1.79	3/14/19	2,220,000 [a]	2,220,000
Total Investments (cost $153,364,431)			99.9%	153,364,431
Cash and Receivables (Net)			0.1%	136,319
Net Assets			100.0%	153,500,750

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $33,785,000 or 22.01% of net assets.
[c] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	153,364,431
Level 3 - Significant Unobservable Inputs	-
Total	153,364,431

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)